Note 9 - Related Party Transactions	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
9.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration of directors and other members of key management personnel during the years ended March 31, 2024, 2023 and 2022 was as follows:

	Management fees	Investor relation fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$-	$717,725	$1,472,267

Year ended March 31, 2023
Current and former directors, officers and companies controlled by them	$381,819	$66,530	$65,000	$804,016	$1,317,365

Year ended March 31, 2022
Current and former directors, officers and companies controlled by them	$375,264	$-	$-	$1,063,622	$1,438,886

Additionally, please refer to Note 8 on the short-term related party Loan payable.

The amounts due to related parties included in accounts payable and accrued liabilities are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	March 31, 2024	March 31, 2023	March 31, 2022

Current and former directors, officers and companies controlled by them	$86,980	$112,975	$99,027